Derivatives	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivative Financial Instruments

We use selected derivative hedging instruments, principally foreign currency forward contracts and interest rate swaps, for the purpose of managing currency risks and interest rate risk arising from our operations and sources of financing.

Cash Flow Hedges

The notional amount of foreign currency forward contracts, designated as cash flow hedges, outstanding at December 31, 2018 and 2017 were $74.0 million and $100.8 million, respectively. The amount recorded within other comprehensive income at December 31, 2018 is expected to impact the consolidated statement of operations in 2019.

In March 2018, prior to the issuance of the €500 million of 3.500% Senior Secured Notes due July 2024 (the "3.500% Notes"), we executed €200.0 million notional amount of forward starting interest rate swaps to hedge against an increase in the interest rate benchmark applicable to the future expected issuance of euro denominated debt securities. We settled these swaps in June 2018 at a loss of €3.8 million ($4.4 million).

In March 2018, prior to the issuance of the $750 million of 6.250% Senior Secured Notes due January 2027 (the "6.250% Notes"), we executed $200.0 million notional amount of treasury rate lock contracts to hedge against an increase in the interest rate benchmark applicable to the future expected issuance of U.S. dollar denominated debt securities. We settled these treasury rate lock contracts in June and September 2018 at a loss of $1.1 million and a gain $1.4 million, respectively.

There were no forward starting interest rate swaps or treasury locks outstanding at December 31, 2018 or 2017.

Fair Value Hedges

In September 2015, we executed $625.0 million notional amount of interest rate swaps that effectively convert $625.0 million of the 6.250% Senior Secured Notes due February 2022 from fixed interest rate debt to variable rate debt. Under the terms of these swaps, we are required to make variable rate interest payments based on six-month LIBOR plus a fixed spread, ranging between 6.95% and 7.07% at December 31, 2018, and will receive fixed rate interest payments from our counterparties based on a fixed rate of 6.25%. The LIBOR rate resets semiannually on February 15 and August 15. Settlement of the net amount of interest receivable or payable under the swaps occurs semiannually on February 15 and August 15. The swaps expire in February 2022.

Net Investment Hedges

In October 2018, we executed $200.0 million notional amount of cross-currency swaps that effectively converted fixed rate U.S. dollar denominated debt to euros. These cross-currency swaps are being used to hedge a net investment. Under the terms of these swaps, we are required to make semi-annual fixed rate interest payments in U.S. dollars based on a fixed rate of 6.25% and will receive fixed rate interest payments from our counterparties in euros based on a fixed rate of 2.86% on each February 15 and August 15. A final notional exchange will occur on settlement where we pay $200.0 million and receive €174.2 million. These cross-currency swaps expire in August 2021. There were no cross-currency swap contracts outstanding as of December 31, 2017.

Derivatives Not Designated as Hedging Instruments

The notional amount of foreign currency forward contracts, not designated as hedging instruments, outstanding at December 31, 2018 and 2017 was $518.7 million and $460.6 million, respectively.

Balance Sheet Location and Fair Value

		December 31,
($ thousands)	Balance Sheet Location	2018	2017
Derivatives designated as hedging instruments
Foreign currency forward contracts	Current assets	1,634	—
	Current liabilities	—	(2,362)

Interest rate swaps	Current liabilities	(2,118)	—
	Non-current liabilities	(17,839)	(14,953)

Cross-currency swaps	Current assets	4,100	—
	Non-current liabilities	(1,850)	—

Derivatives not designated as hedging instruments
Foreign currency forward contracts	Current assets	1,583	501
	Current liabilities	(3,666)	(2,037)

Option contract	Non-current assets	2,519	2,638

Income Statement Location and Effect

		Gain (Loss) Recognized in Income
		for the year ended December 31,
($ thousands)	Income Statement Location	2018	2017	2016
Derivatives designated as hedging instruments
Foreign currency forward contracts	Service revenue	(536)	(1,744)	5,218

Interest rate swaps	Other income (expense), net	(443)	427	(1,820)
	Interest income and Interest expense	941	—	—

Cross-currency swaps	Interest income and Interest expense	1,340	—	—

Derivatives not designated as hedging instruments
Foreign currency forward contracts	Foreign exchange gain (loss), net	(17,944)	(21,870)	16,873

Refer to Note 18, Shareholders’ Equity - Accumulated Other Comprehensive Income for further information.